Award Timing Disclosure	12 Months Ended
Jul. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity grants made to the CEO, Executive Vice Presidents, or other Section 16 officers must be approved by the Compensation Committee.
Timing of grants. During fiscal 2025, equity awards to employees generally were granted on regularly scheduled predetermined dates. As part of Intuit’s annual performance and compensation review process, the Compensation Committee approves stock option, RSU, and PSU awards to our NEOs within a few weeks before Intuit’s July 31 fiscal year-end. The Compensation Committee does not grant equity awards in anticipation of the release of material nonpublic information and we do not time the release of material nonpublic information based on equity award grant dates.

Award Timing Method
Timing of grants. During fiscal 2025, equity awards to employees generally were granted on regularly scheduled predetermined dates. As part of Intuit’s annual performance and compensation review process, the Compensation Committee approves stock option, RSU, and PSU awards to our NEOs within a few weeks before Intuit’s July 31 fiscal year-end. The Compensation Committee does not grant equity awards in anticipation of the release of material nonpublic information and we do not time the release of material nonpublic information based on equity award grant dates.

Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered
Timing of grants. During fiscal 2025, equity awards to employees generally were granted on regularly scheduled predetermined dates. As part of Intuit’s annual performance and compensation review process, the Compensation Committee approves stock option, RSU, and PSU awards to our NEOs within a few weeks before Intuit’s July 31 fiscal year-end. The Compensation Committee does not grant equity awards in anticipation of the release of material nonpublic information and we do not time the release of material nonpublic information based on equity award grant dates.

MNPI Disclosure Timed for Compensation Value	false